Supplementary Information To The Consolidated Statements Of Loss (Tables)	3 Months Ended
Jun. 30, 2022
Schedule Of Employees Salaries and Benefits
	Three months ended June 30,
	2022	2021
Employee salaries and benefits	($)	($)
Exploration an evaluation expenses	508,000	247,000
Administration expenses	53,000	63,000
	561,000	310,000

Schedule of Office And Administration Expenses
	Three months ended June 30,
	2022	2021
	($)	($)
Salaries and Benefits	53,000	56,000
Data processing and retention	4,000	6,000
Insurance	7,000	12,000
Other office expenses	4,000	3,000
	68,000	77,000